Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
As discussed in Note 1, the Company adopted ASC 842 on January 1, 2021 using the optional transition method. Under this method of adoption, the comparative information in the Consolidated Financial Statements has not been revised and continues to be reported under the previously applicable lease accounting guidance (ASC 840).
Disclosure Subsequent to the Adoption of the New Lease Accounting Standard (ASC 842)
The Company leases manufacturing facilities, office space, and equipment under both operating and finance leases with various expiration dates through 2023. The Company determines if an arrangement is a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
For leases with initial terms greater than 12 months, the Company considers these ROU assets and records the related asset and obligation at the present value of lease payments over the term. For leases with initial terms equal to or less than 12 months, we do not consider them as ROU assets and instead consider them short-term lease costs that are recognized on a straight-line basis over the lease term. Our leases may include escalation clauses, renewal options and/or termination options that are factored into our determination of lease term and lease payments when its reasonably certain the option will be exercised. We have elected to take the practical expedient and not separate lease and non-lease components of contracts. We estimate our incremental borrowing rate to discount the lease payments based on information available at lease commencement because the implicit rate of the lease is generally not known. Our lease agreements do not contain any material residual value guarantees, restrictions or covenants.
Lease assets and lease liabilities as of December 31, 2021 were as follows:

Leases	Classification on Balance Sheet	December 31, 2021
Assets
Operating leases	ROU assets	$21,178
Finance leases	Property and equipment, net	$1,163
Total ROU assets		$22,341

Liabilities
Current
Operating leases	Accrued expenses and other current liabilities	$3,050
Finance leases	Accrued expenses and other current liabilities	$531
Non-current
Operating leases	Other long-term liabilities	$22,997
Finance leases	Other liabilities	$619
Total lease liabilities		$27,197
The components of lease expense for the year ended December 31, 2021 were as follows:

Fiscal Year Ended December 31, 2021
Operating lease cost	$5,557
Short-term lease cost	$609
Finance lease cost
Amortization of ROU assets	$1,233
Interest expense	$130
Total lease cost	$7,529
Supplemental cash flow information related to our leases are as follows:

Fiscal Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	5,787
Operating cash flows for finance leases	130
Financing cash flows for finance leases	1,278
The following table presents the weighted-average remaining lease terms and discount rates related to leases as of December 31, 2021:

December 31, 2021
Weighted average remaining lease term (years)
Operating leases	6.26 years
Finance leases	1.94 years
Weighted average discount rate
Operating leases	9.42%
Finance leases	7.41%
The following table presents the maturities of our lease liabilities under non-cancellable leases as of December 31, 2021:

Fiscal year ended December 31,	Operating Leases	Finance Leases	Total
2022	$5,375	$595	$5,970
2023	$5,445	$567	$6,012
2024	$5,370	$79	$5,449
2025	$5,291	$—	$5,291
2026	$5,380	$—	$5,380
Thereafter	$8,092	$—	$8,092
Total lease payments	$34,953	$1,241	$36,194
Less: Interest	$8,906	$92	$8,998
Total lease liabilities	$26,047	$1,150	$27,197
Disclosure Under the Old Lease Accounting Standard (ASC 840)
The minimum future rental commitments under ASC 840 for non-cancelable leases with initial maturities greater than one year, payable over the remaining lives of the leases as of December 31, 2020 were:

Fiscal year ended December 31,	Capital Leases	Operating Leases
2021	$775	$7,543
2022	360	7,722
2023	298	7,905
2024	68	8,093
2025	—	8,285
Thereafter	—	22,969
Total lease payments	1,501	62,517
Less: Interest	(89)
Present value of lease payments	1,412
Less: long-term portion	(727)
Current portion	$685
The Company recorded rent expense of $7.2 million and $7.5 million for the years ended December 31, 2020 and 2019, respectively.
For the years ended December 31, 2020 and 2019, the Company recorded depreciation expense of $0.8 million and $0.8 million, respectively, related to assets under capital leases in cost of revenue in the consolidated statements of comprehensive loss.
Leases	Leases
As discussed in Note 1, the Company adopted ASC 842 on January 1, 2021 using the optional transition method. Under this method of adoption, the comparative information in the Consolidated Financial Statements has not been revised and continues to be reported under the previously applicable lease accounting guidance (ASC 840).
Disclosure Subsequent to the Adoption of the New Lease Accounting Standard (ASC 842)
The Company leases manufacturing facilities, office space, and equipment under both operating and finance leases with various expiration dates through 2023. The Company determines if an arrangement is a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
For leases with initial terms greater than 12 months, the Company considers these ROU assets and records the related asset and obligation at the present value of lease payments over the term. For leases with initial terms equal to or less than 12 months, we do not consider them as ROU assets and instead consider them short-term lease costs that are recognized on a straight-line basis over the lease term. Our leases may include escalation clauses, renewal options and/or termination options that are factored into our determination of lease term and lease payments when its reasonably certain the option will be exercised. We have elected to take the practical expedient and not separate lease and non-lease components of contracts. We estimate our incremental borrowing rate to discount the lease payments based on information available at lease commencement because the implicit rate of the lease is generally not known. Our lease agreements do not contain any material residual value guarantees, restrictions or covenants.
Lease assets and lease liabilities as of December 31, 2021 were as follows:

Leases	Classification on Balance Sheet	December 31, 2021
Assets
Operating leases	ROU assets	$21,178
Finance leases	Property and equipment, net	$1,163
Total ROU assets		$22,341

Liabilities
Current
Operating leases	Accrued expenses and other current liabilities	$3,050
Finance leases	Accrued expenses and other current liabilities	$531
Non-current
Operating leases	Other long-term liabilities	$22,997
Finance leases	Other liabilities	$619
Total lease liabilities		$27,197
The components of lease expense for the year ended December 31, 2021 were as follows:

Fiscal Year Ended December 31, 2021
Operating lease cost	$5,557
Short-term lease cost	$609
Finance lease cost
Amortization of ROU assets	$1,233
Interest expense	$130
Total lease cost	$7,529
Supplemental cash flow information related to our leases are as follows:

Fiscal Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	5,787
Operating cash flows for finance leases	130
Financing cash flows for finance leases	1,278
The following table presents the weighted-average remaining lease terms and discount rates related to leases as of December 31, 2021:

December 31, 2021
Weighted average remaining lease term (years)
Operating leases	6.26 years
Finance leases	1.94 years
Weighted average discount rate
Operating leases	9.42%
Finance leases	7.41%
The following table presents the maturities of our lease liabilities under non-cancellable leases as of December 31, 2021:

Fiscal year ended December 31,	Operating Leases	Finance Leases	Total
2022	$5,375	$595	$5,970
2023	$5,445	$567	$6,012
2024	$5,370	$79	$5,449
2025	$5,291	$—	$5,291
2026	$5,380	$—	$5,380
Thereafter	$8,092	$—	$8,092
Total lease payments	$34,953	$1,241	$36,194
Less: Interest	$8,906	$92	$8,998
Total lease liabilities	$26,047	$1,150	$27,197
Disclosure Under the Old Lease Accounting Standard (ASC 840)
The minimum future rental commitments under ASC 840 for non-cancelable leases with initial maturities greater than one year, payable over the remaining lives of the leases as of December 31, 2020 were:

Fiscal year ended December 31,	Capital Leases	Operating Leases
2021	$775	$7,543
2022	360	7,722
2023	298	7,905
2024	68	8,093
2025	—	8,285
Thereafter	—	22,969
Total lease payments	1,501	62,517
Less: Interest	(89)
Present value of lease payments	1,412
Less: long-term portion	(727)
Current portion	$685
The Company recorded rent expense of $7.2 million and $7.5 million for the years ended December 31, 2020 and 2019, respectively.
For the years ended December 31, 2020 and 2019, the Company recorded depreciation expense of $0.8 million and $0.8 million, respectively, related to assets under capital leases in cost of revenue in the consolidated statements of comprehensive loss.